Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Apr. 16, 2017
Beginning balance, shares at Apr. 16, 2017
Issuance of common stock to Sponsor, shares	[1]	144		24,856		25,000
Issuance of common stock to Sponsor	[1]	$ 1,437,500
Net loss					$ (672)	$ (672)
Ending balance at May. 31, 2017		$ 144		24,856	(672)	24,328
Ending balance, shares at May. 31, 2017		1,437,500
Sale of 5,200,000 Units, net of underwriting discount and offering expenses		$ 520		48,160,700		48,161,220
Sale of 5,200,000 Units, net of underwriting discount and offering expenses, shares		5,200,000
Sale of 261,500 Private Units		$ 26		2,614,974		2,615,000
Sale of 261,500 Private Units, shares		261,500
Issuance of shares to underwriter		$ 5		499,995		500,000
Issuance of shares to underwriter, shares		52,000
Common Stock Subject to Redemption		$ (456)		(46,291,229)		(46,291,685)
Common Stock Subject to Redemption, shares		(4,560,757)
Common Stock Forfeited by Sponsor		$ (14)		14
Common Stock Forfeited by Sponsor, shares		(137,500)
Net loss					(8,862)	(8,862)
Ending balance at May. 31, 2018		$ 225		5,009,310	(9,534)	5,000,001
Ending balance, shares at May. 31, 2018		2,252,743
Common Stock Subject to Redemption		$ 11		(6,635,671)		(6,635,660)
Common Stock Subject to Redemption not redeemed, shares		112,497
Shares issued for advisory services		$ 21		2,124,979		2,125,000
Shares issued for advisory services, shares		208,000
Common stock issued to Smaaash Founders		$ 200				200
Common stock issued to Smaaash Founders, shares		2,000,000
Rights shares		$ 55		383,393		383,448
Rights shares, shares		546,150
Common Shares Issued in Acquisition		$ 100		6,089,900		6,090,000
Common Shares Issued in Acquisition, shares		1,000,000
Common Shares Issuable from Acquisition			$ 200			200
Common Shares Issuable from Acquisition, shares			2,000,000
Common Shares Issuable from Employment Agreements			$ 3	43,650		43,653
Common Shares Issuable from Employment Agreements, shares			30,000
Common Shares issued for convertible note		$ 20		499,980		500,000
Common Shares issued for convertible note, shares		193,648
Net loss					(3,095,960)	(3,095,960)
Ending balance at Feb. 28, 2019		$ 632	$ 203	$ 7,515,541	$ (3,105,494)	$ 4,410,882
Ending balance, shares at Feb. 28, 2019		6,313,038	2,030,000

[1]	Includes an aggregate of 187,500 shares of common stock that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (note 6).